Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 221,167,948.88
Previously Paid Amount	0
Total Fee Amount	33,860.81
Total Offset Amount	21,946.72
Net Fee	$ 11,914.09